As filed with the Securities and Exchange Commission on August 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

CAN SLIM Select Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)
at June 30, 2012

Shares		Value
COMMON STOCKS: 72.9%
Accommodations: 2.2%
13,934	Marriott International, Inc.	$546,213
12,609	Wyndham Worldwide Corp.	664,998
		1,211,211

Aerospace Products: 1.0%
12,290	BE Aerospace, Inc. *	536,581

Air Transportation: 2.1%
6,770	Copa Holdings, SA	558,390
51,082	Delta Air Lines, Inc.*	559,348
		1,117,738

Apparel Manufacturing: 1.0%
10,691	Carter, Inc.*	562,347

Beverage & Tobacco Products: 7.0%
20,564	Altria Group, Inc.	710,486
7,331	Anheuser Busch Inbev SA/NV - ADR	583,914
5,345	Boston Beer, Inc. *	646,745
5,230	Lorillard, Inc.	690,099
7,798	Monster Beverage Corp. *	555,218
6,963	Philip Morris International, Inc.	607,591
		3,794,053

Building Construction: 3.4%
33,646	D R Horton, Inc.	618,413
20,427	Lennar Corp.	631,399
20,588	Toll Brothers, Inc.*	612,081
		1,861,893

Chemical Manufacturing: 9.4%
10,871	Abbott Labs	700,853
7,333	Alexion Pharmaceuticals, Inc.*	728,167
31,025	Ariad Pharmaceuticals, Inc.*	533,940
19,265	Bristol-Myers Squibb Co.	692,577
10,303	Church & Dwight Co., Inc.	571,507
6,342	Colgate-Palmolive Co.	660,202
10,521	Ecolab, Inc.	721,004
9,076	Pharmacyclics, Inc.*	495,640
		5,103,890

Computer & Electronic Products: 3.1%
934	Apple, Inc.	545,456
11,811	Fei Co.	565,038
8,477	OSI Systems, Inc.*	536,933
		1,647,427

Credit Intermediation: 5.1%
4,254	Credicorp Ltd.	535,536
16,557	Discover Financial Services	572,541
14,272	Fleetcor Technologies, Inc.*	500,091
1,280	Mastercard, Inc.	550,541
11,466	UMB Financial Corp.	587,403
		2,746,112

Diversified Services: 2.8%
8,560	Kimberly-Clark Corp.	717,071
8,853	Liberty Media Corp *	778,267
		1,495,338

Food & Beverage: 2.2%
11,911	Fresh Market, Inc.*	638,787
10,375	United Natural Foods, Inc.*	569,173
		1,207,960

Food Manufacturing: 2.3%
22,942	B & G Foods, Inc.	610,257
7,729	Mead Johnson Nutrition Co.	622,262
		1,232,519

Information Services: 2.0%
19,209	DealerTrack Holdings, Inc. *	578,383
11,608	IAC/InterActiveCorp.	529,325
		1,107,708

Insurance Carriers: 3.4%
16,357	American Financial Group, Inc.	641,685
19,801	Protective Life Corp.	582,347
11,990	Verisk Analytics, Inc.*	590,627
		1,814,659

Machinery Manufacturing: 2.3%
17,500	3-D Systems Corp.*	597,450
8,489	Toro Co. (c)	622,159
		1,219,609

Merchant Wholesalers: 1.9%
20,656	Asbury Automotive Group, Inc.*	489,341
21,718	Beacon Roofing Supply, Inc.*	547,728
		1,037,069

Manufacturing: 2.2%
25,367	Abiomed, Inc.*	578,875
11,270	Valspar Corp.	591,562
		1,170,437

Motion Picture & Entertainment: 2.0%
23,333	Cinemark Holdings, Inc.	533,159
14,909	The Madison Square Garden Co.*	558,193
		1,091,352

Professional, Scientific & Technical Services: 1.2%
14,781	Fair Isaac Corp.	624,941

Software & Publishing Industries: 1.0%
22,767	SS&C Technologies Holdings, Inc.*	569,175

Rail Transportation: 2.0%
7,491	Canadian Pacific Railway Ltd.	548,791
23,172	RailAmerica, Inc.*	560,762
		1,109,553

Retail Trade: 9.7%
11,999	Dollar General Corp. *	652,626
11,816	Dollar Tree, Inc. *	635,701
20,194	Gap Inc.	552,508
15,188	GNC Holdings, Inc.	595,370
9,418	Hibbett Sports, Inc.*	543,513
30,872	Pier 1 Imports, Inc.	507,227
10,898	Tim Hortons, Inc.	573,671
12,957	The TJX Companies, Inc.	556,244
6,496	Ulta Salon Cosmetics & Fragrance, Inc.	606,596
		5,223,456

Utilities: 3.6%
7,830	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	593,984
28,193	Duke Energy Corp.	650,131
10,167	Nextera Energy, Inc.	699,591
		1,943,706

	TOTAL COMMON STOCKS
	(Cost $34,231,334)	39,428,734

	EXCHANGE TRADED FUNDS: 3.0%
	Other Financial Vehicles: 3.0%
9,005	iShares Russell Midcap Growth Index Fund	533,006
7,427	iShares S&P SmallCap 600 Index Fund	544,176
3,994	SPDR S&P 500 ETF	544,263
		1,621,445
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $1,583,893)	1,621,445

	SHORT-TERM INVESTMENT: 23.7%
	Money Market Fund
	Federated U.S. Treasury Cash Reserves Fund - Institutional Shares
12,794,472	0.000%, 12/31/2031 ^	12,794,472
	TOTAL SHORT-TERM INVESTMENT
	(Cost $12,794,472)	12,794,472

	TOTAL INVESTMENTS: 99.6%
	(Cost $48,609,699)	53,844,651
	Other Assets in Excess of Liabilities: 0.4%	205,169
	TOTAL NET ASSETS: 100.0%	$54,049,820

ADR	American Depository Receipt.
*	Non-income producing security.
^	7-Day yield as of June 30, 2012.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments		$48,609,699
Gross unrealized appreciation		5,423,537
Gross unrealized depreciation		(188,585)
Net unrealized appreciation		$5,234,952

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the CAN SLIM® Select Growth Fund (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 -  Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks ^	$39,428,734	$-	$-	$39,428,734
Exchange Traded Funds ^	1,621,445	-	-	1,621,445
Short-Term Investment	12,794,472	-	-	12,794,472
Total Investments in Securities	$53,844,651	$-	$-	$53,844,651

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date                8/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date               8/27/12

By (Signature and Title)*           /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date              8/29/12

* Print the name and title of each signing officer under his or her signature.